Other Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Other Income and Expenses

	June 30, 2020			June 30, 2019
Other income:
Gain on sale of long-lived assets	Ps.	142		Ps.	229
Cancellation of contingencies		—			68
Foreign exchange gain related to operating activities		—			67
Tax actualization effects		217	(1)		—
Other		25			—

	Ps.	384		Ps.	364

Other expenses:
Provisions for contingencies	Ps.	224		Ps.	350
Loss on the retirement of long-lived assets		146			70
Loss on sale of long-lived assets		116			211
Impairment on equity method investees		903	(2)		—
Severance payments		—			701	(3)
Donations		168			8
Foreign exchange loss related to operating activities		239			—
Other		100			64

	Ps.	1,896		Ps.	1,404

(1)
Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and an extraordinary positive effect in the operating revenues and other income captions of the condensed consolidated income statements. See note 20.1.1.

(2)
As of June 30, 2020 the Company recognize an impairment on its joint ventures investment in Compañia Panameña de Bebidas, S.A.P.I. de C.V., for an amount of Ps. 402 and recognize an impairment on its associate investment in Leao Alimentos e Bebidas, LTDA. for an amount of Ps. 501.

(3)	During 2019, the Company incurred in reestructuing costs related to some of their operatons as part of an efficiency program.